American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2022

Diversified Bond - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 32.9%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	6,184,961
U.S. Treasury Bonds, 4.375%, 2/15/38	12,600,000	14,676,539
U.S. Treasury Bonds, 4.50%, 5/15/38	18,500,000	21,830,361
U.S. Treasury Bonds, 3.50%, 2/15/39	30,580,000	31,971,629
U.S. Treasury Bonds, 1.125%, 8/15/40	16,000,000	11,060,625
U.S. Treasury Bonds, 1.375%, 11/15/40	13,500,000	9,727,910
U.S. Treasury Bonds, 1.875%, 2/15/41	8,000,000	6,277,656
U.S. Treasury Bonds, 2.25%, 5/15/41	14,400,000	12,021,750
U.S. Treasury Bonds, 3.75%, 8/15/41	4,000,000	4,206,094
U.S. Treasury Bonds, 2.00%, 11/15/41	44,600,000	35,439,578
U.S. Treasury Bonds, 3.125%, 11/15/41	20,762,000	19,945,307
U.S. Treasury Bonds, 2.375%, 2/15/42	37,700,000	31,980,203
U.S. Treasury Bonds, 3.125%, 2/15/42	13,700,000	13,128,988
U.S. Treasury Bonds, 3.00%, 5/15/42	44,000,000	41,284,375
U.S. Treasury Bonds, 3.25%, 5/15/42	19,500,000	19,036,875
U.S. Treasury Bonds, 2.75%, 11/15/42	4,000,000	3,585,156
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	5,932,773
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	948,125
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	6,451,688
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	6,789,688
U.S. Treasury Bonds, 2.75%, 8/15/47	10,000,000	8,946,875
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	4,481,641
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,985,238
U.S. Treasury Bonds, 3.375%, 11/15/48(1)	73,000,000	74,206,211
U.S. Treasury Bonds, 2.25%, 8/15/49	24,600,000	20,196,023
U.S. Treasury Bonds, 2.375%, 11/15/49	16,500,000	13,943,789
U.S. Treasury Bonds, 2.00%, 2/15/50	22,000,000	17,058,594
U.S. Treasury Bonds, 1.25%, 5/15/50	4,500,000	2,865,059
U.S. Treasury Bonds, 1.625%, 11/15/50	1,000,000	703,770
U.S. Treasury Bonds, 1.875%, 2/15/51	1,500,000	1,125,879
U.S. Treasury Bonds, 2.375%, 5/15/51	27,000,000	22,803,398
U.S. Treasury Bonds, 2.00%, 8/15/51	24,000,000	18,559,687
U.S. Treasury Bonds, 2.25%, 2/15/52	53,500,000	44,045,547
U.S. Treasury Bonds, 2.875%, 5/15/52	9,400,000	8,880,797
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	65,532,800	64,552,416
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	2,696,700	2,566,306
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	6,257,700	5,945,423
U.S. Treasury Notes, 1.50%, 9/30/24	25,000,000	24,187,500
U.S. Treasury Notes, 1.125%, 1/15/25(1)	74,000,000	70,583,281
U.S. Treasury Notes, 1.50%, 2/15/25(1)	160,000,000	153,806,250
U.S. Treasury Notes, 1.125%, 2/28/25	7,400,000	7,044,453
U.S. Treasury Notes, 1.75%, 3/15/25	110,000,000	106,360,547
U.S. Treasury Notes, 2.75%, 5/15/25	130,000,000	129,014,844
U.S. Treasury Notes, 0.25%, 5/31/25	22,000,000	20,304,024
U.S. Treasury Notes, 2.875%, 6/15/25	60,000,000	59,765,625
U.S. Treasury Notes, 3.00%, 9/30/25	20,000,000	19,976,562
U.S. Treasury Notes, 2.625%, 12/31/25	8,000,000	7,889,219
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,309,961
U.S. Treasury Notes, 1.875%, 2/28/27	40,000,000	37,972,656

U.S. Treasury Notes, 0.625%, 3/31/27	17,000,000	15,178,145
U.S. Treasury Notes, 2.50%, 3/31/27	93,000,000	90,747,656
U.S. Treasury Notes, 2.75%, 4/30/27	32,000,000	31,571,250
U.S. Treasury Notes, 2.625%, 5/31/27	110,000,000	107,933,203
U.S. Treasury Notes, 0.50%, 8/31/27	47,000,000	41,254,434
U.S. Treasury Notes, 0.625%, 11/30/27	20,000,000	17,567,188
U.S. Treasury Notes, 0.625%, 12/31/27	25,000,000	21,912,110
U.S. Treasury Notes, 1.25%, 3/31/28	42,000,000	37,950,937
U.S. Treasury Notes, 1.25%, 4/30/28	33,600,000	30,313,500
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	6,298,086
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,791,641
U.S. Treasury Notes, 1.875%, 2/28/29	25,000,000	23,241,211
U.S. Treasury Notes, 2.375%, 3/31/29	94,000,000	89,995,820
U.S. Treasury Notes, 2.875%, 4/30/29	77,000,000	76,109,687
U.S. Treasury Notes, 2.75%, 5/31/29	5,000,000	4,902,344
U.S. Treasury Notes, 1.875%, 2/15/32	70,000,000	63,426,562
U.S. Treasury Notes, 2.875%, 5/15/32	20,000,000	19,778,125
TOTAL U.S. TREASURY SECURITIES (Cost $2,054,842,317)		1,935,533,755
CORPORATE BONDS — 26.7%
Aerospace and Defense — 0.3%
Boeing Co., 5.15%, 5/1/30	4,120,000	3,958,175
Boeing Co., 5.81%, 5/1/50	3,035,000	2,793,061
Raytheon Technologies Corp., 4.125%, 11/16/28	8,766,000	8,659,706
		15,410,942
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	5,697,000	4,510,101
Airlines — 0.2%
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(2)	5,344,039	4,722,224
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(2)	9,597,000	9,072,932
		13,795,156
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/1/51	4,860,000	3,143,921
Automobiles — 0.5%
General Motors Co., 5.15%, 4/1/38	6,218,000	5,431,653
General Motors Financial Co., Inc., 2.75%, 6/20/25	13,221,000	12,423,341
General Motors Financial Co., Inc., 2.40%, 10/15/28	5,113,000	4,250,804
Toyota Motor Credit Corp., 1.90%, 4/6/28	6,980,000	6,210,250
		28,316,048
Banks — 3.7%
Banco Santander SA, 5.18%, 11/19/25	6,199,000	6,206,331
Banco Santander SA, VRN, 1.72%, 9/14/27	4,800,000	4,169,680
Banco Santander SA, VRN, 4.18%, 3/24/28	2,200,000	2,100,890
Bank of America Corp., VRN, 3.38%, 4/2/26	6,250,000	6,066,394
Bank of America Corp., VRN, 2.55%, 2/4/28	2,618,000	2,382,983
Bank of America Corp., VRN, 3.42%, 12/20/28	17,151,000	15,987,636
Bank of America Corp., VRN, 2.88%, 10/22/30	11,410,000	9,973,098
Bank of America Corp., VRN, 2.48%, 9/21/36	5,400,000	4,194,155
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	7,007,000	6,104,893
Bank of Montreal, 3.70%, 6/7/25	3,178,000	3,154,323
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	14,045,000	13,432,881
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	4,247,000	3,943,162
Citigroup, Inc., VRN, 0.78%, 10/30/24	1,491,000	1,422,368
Citigroup, Inc., VRN, 2.01%, 1/25/26	10,013,000	9,391,876
Citigroup, Inc., VRN, 3.07%, 2/24/28	7,900,000	7,334,049

Citigroup, Inc., VRN, 4.66%, 5/24/28	2,100,000	2,085,646
Citigroup, Inc., VRN, 3.52%, 10/27/28	12,091,000	11,307,567
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	7,045,000	6,276,063
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	4,740,000	4,625,852
FNB Corp., 2.20%, 2/24/23	7,603,000	7,519,636
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	5,160,000	4,949,844
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	2,124,000	2,029,237
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	4,480,000	3,683,317
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	5,225,000	4,658,410
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	12,084,000	11,205,245
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	10,552,000	9,084,513
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	7,105,000	6,057,782
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32	3,443,000	2,864,076
National Australia Bank Ltd., 2.33%, 8/21/30(2)	4,610,000	3,710,214
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	2,448,000	2,367,452
Societe Generale SA, 4.35%, 6/13/25(2)	5,070,000	5,060,942
Societe Generale SA, VRN, 1.79%, 6/9/27(2)	6,080,000	5,313,994
Swedbank AB, 3.36%, 4/4/25(2)	1,663,000	1,635,087
Toronto-Dominion Bank, 4.46%, 6/8/32	2,797,000	2,768,361
Truist Financial Corp., VRN, 4.12%, 6/6/28	2,518,000	2,482,217
US Bancorp, VRN, 2.49%, 11/3/36	6,625,000	5,405,952
Wells Fargo & Co., VRN, 3.53%, 3/24/28	3,660,000	3,469,829
Wells Fargo & Co., VRN, 3.07%, 4/30/41	10,120,000	7,852,242
Wells Fargo & Co., VRN, 4.61%, 4/25/53	2,793,000	2,589,332
Westpac Banking Corp., VRN, 2.89%, 2/4/30	3,345,000	3,173,326
		218,040,855
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	7,777,000	7,324,109
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	11,491,000	11,702,034
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	2,740,000	2,567,045
		21,593,188
Biotechnology — 0.4%
AbbVie, Inc., 3.20%, 11/21/29	9,276,000	8,540,805
AbbVie, Inc., 4.40%, 11/6/42	2,970,000	2,705,107
Amgen, Inc., 1.65%, 8/15/28	8,905,000	7,642,263
CSL Finance PLC, 4.25%, 4/27/32(2)	4,133,000	4,045,793
		22,933,968
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	2,760,000	2,137,581
Capital Markets — 3.5%
Ameriprise Financial, Inc., 4.50%, 5/13/32	3,096,000	3,047,617
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	8,975,000	7,690,388
Blackstone Private Credit Fund, 3.25%, 3/15/27(2)	5,291,000	4,493,226
Blackstone Secured Lending Fund, 2.85%, 9/30/28(2)	3,370,000	2,720,988
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	1,365,000	1,055,028
Blue Owl Finance LLC, 4.125%, 10/7/51(2)	3,054,000	2,033,639
Coinbase Global, Inc., 3.375%, 10/1/28(2)	532,000	336,384
Deutsche Bank AG, VRN, 3.96%, 11/26/25	9,900,000	9,575,716
Deutsche Bank AG, VRN, 2.31%, 11/16/27	5,900,000	5,096,114
Deutsche Bank AG, VRN, 4.30%, 5/24/28	6,681,000	5,991,903
FS KKR Capital Corp., 4.25%, 2/14/25(2)	1,979,000	1,867,546
FS KKR Capital Corp., 3.125%, 10/12/28	3,153,000	2,517,797
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	14,736,000	14,177,120
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	28,439,000	25,188,432
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	3,258,000	3,075,124

Golub Capital BDC, Inc., 2.50%, 8/24/26	2,794,000	2,342,292
Hercules Capital, Inc., 2.625%, 9/16/26	5,040,000	4,358,014
Hercules Capital, Inc., 3.375%, 1/20/27	1,799,000	1,576,443
Intercontinental Exchange, Inc., 4.35%, 6/15/29	1,981,000	1,954,469
Main Street Capital Corp., 3.00%, 7/14/26	2,787,000	2,435,501
Moody's Corp., 2.55%, 8/18/60	4,107,000	2,568,628
Morgan Stanley, VRN, 0.53%, 1/25/24	19,727,000	19,343,295
Morgan Stanley, VRN, 1.16%, 10/21/25	10,317,000	9,569,586
Morgan Stanley, VRN, 2.63%, 2/18/26	14,569,000	13,917,882
Morgan Stanley, VRN, 2.48%, 9/16/36	2,579,000	1,985,772
Owl Rock Capital Corp., 3.40%, 7/15/26	1,882,000	1,655,392
Owl Rock Capital Corp., 2.625%, 1/15/27	3,400,000	2,851,418
Owl Rock Core Income Corp., 5.50%, 3/21/25(2)	679,000	652,514
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	9,577,000	8,270,618
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(2)	5,283,000	5,301,917
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	1,204,000	1,133,221
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	5,359,000	4,529,389
Prospect Capital Corp., 5.875%, 3/15/23	10,267,000	10,315,969
Prospect Capital Corp., 3.71%, 1/22/26	4,623,000	4,100,825
Prospect Capital Corp., 3.44%, 10/15/28	2,484,000	1,905,524
UBS Group AG, VRN, 4.49%, 5/12/26(2)	8,606,000	8,584,967
UBS Group AG, VRN, 1.49%, 8/10/27(2)	6,580,000	5,762,658
UBS Group AG, VRN, 4.75%, 5/12/28(2)	1,245,000	1,233,336
		205,216,652
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	5,260,000	5,141,121
CF Industries, Inc., 4.95%, 6/1/43	3,700,000	3,367,028
		8,508,149
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	4,257,000	3,656,903
Waste Connections, Inc., 3.20%, 6/1/32	7,216,000	6,441,531
		10,098,434
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	7,748,000	6,009,534
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	5,253,000	4,154,589
Martin Marietta Materials, Inc., 2.40%, 7/15/31	5,660,000	4,630,107
		8,784,696
Consumer Finance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	6,416,000	5,410,379
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	2,800,000	2,214,397
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,568,000	1,132,364
Ally Financial, Inc., 4.75%, 6/9/27	3,948,000	3,794,940
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	3,090,000	2,865,416
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	1,340,000	1,243,076
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(2)	5,332,000	4,351,018
Capital One Financial Corp., VRN, 4.93%, 5/10/28	2,066,000	2,047,813
SLM Corp., 3.125%, 11/2/26	5,606,000	4,534,469
		27,593,872
Containers and Packaging — 0.2%
Sonoco Products Co., 2.25%, 2/1/27	7,177,000	6,461,339
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,447,299
		9,908,638
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,587,467

Novant Health, Inc., 3.17%, 11/1/51	5,345,000	4,164,009
Pepperdine University, 3.30%, 12/1/59	6,183,000	4,603,915
		11,355,391
Diversified Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(2)	4,144,000	3,312,978
Block Financial LLC, 3.875%, 8/15/30	7,371,000	6,636,463
Corebridge Financial, Inc., 3.85%, 4/5/29(2)	3,575,000	3,307,047
Corebridge Financial, Inc., 4.35%, 4/5/42(2)	1,652,000	1,412,009
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	11,415,000	10,676,118
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	12,625,000	9,811,172
		35,155,787
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 4.35%, 3/1/29	14,915,000	14,695,562
AT&T, Inc., 4.50%, 5/15/35	3,317,000	3,156,877
AT&T, Inc., 4.90%, 8/15/37	5,942,000	5,928,830
AT&T, Inc., 4.55%, 3/9/49	6,507,000	5,930,127
AT&T, Inc., 3.55%, 9/15/55	3,012,000	2,261,725
Ooredoo International Finance Ltd., 3.25%, 2/21/23	1,933,000	1,931,409
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	3,700,000	3,219,418
Telefonica Emisiones SA, 4.90%, 3/6/48	10,795,000	9,226,072
Verizon Communications, Inc., 4.33%, 9/21/28	5,085,000	5,062,588
Verizon Communications, Inc., 1.75%, 1/20/31	5,645,000	4,539,476
Verizon Communications, Inc., 3.40%, 3/22/41	3,937,000	3,211,952
Verizon Communications, Inc., 4.86%, 8/21/46	3,810,000	3,758,498
		62,922,534
Electric Utilities — 1.6%
AEP Texas, Inc., 2.10%, 7/1/30	7,288,000	6,067,337
Baltimore Gas & Electric Co., 2.25%, 6/15/31	3,947,000	3,364,069
Baltimore Gas & Electric Co., 4.55%, 6/1/52	2,217,000	2,152,781
Commonwealth Edison Co., 3.20%, 11/15/49	4,602,000	3,620,455
Duke Energy Carolinas LLC, 2.55%, 4/15/31	2,596,000	2,273,014
Duke Energy Corp., 2.55%, 6/15/31	2,920,000	2,428,933
Duke Energy Florida LLC, 1.75%, 6/15/30	4,706,000	3,908,168
Duke Energy Florida LLC, 3.85%, 11/15/42	2,673,000	2,320,879
Duke Energy Progress LLC, 2.00%, 8/15/31	7,400,000	6,137,009
Duke Energy Progress LLC, 4.15%, 12/1/44	5,693,000	5,104,222
Entergy Arkansas LLC, 2.65%, 6/15/51	3,298,000	2,292,734
Exelon Corp., 4.45%, 4/15/46	2,647,000	2,397,541
Exelon Corp., 4.10%, 3/15/52(2)	1,207,000	1,043,560
Florida Power & Light Co., 2.45%, 2/3/32	3,703,000	3,230,791
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,951,300
Indiana Michigan Power Co., 3.25%, 5/1/51	2,586,000	1,964,495
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,785,697
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	5,767,000	5,913,627
Northern States Power Co., 3.20%, 4/1/52	4,200,000	3,310,402
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	1,977,715
PacifiCorp, 3.30%, 3/15/51	4,128,000	3,236,421
Public Service Co. of Colorado, 1.875%, 6/15/31	5,499,000	4,602,347
Public Service Electric & Gas Co., 3.10%, 3/15/32	4,354,000	4,004,625
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	6,055,000	4,792,727
Union Electric Co., 3.90%, 4/1/52	3,640,000	3,211,060
Xcel Energy, Inc., 3.40%, 6/1/30	4,854,000	4,465,365
Xcel Energy, Inc., 4.60%, 6/1/32	2,240,000	2,223,700
		93,780,974

Energy Equipment and Services — 0.1%
Schlumberger Investment SA, 2.65%, 6/26/30	5,360,000	4,723,329
Entertainment — 0.3%
Magallanes, Inc., 3.76%, 3/15/27(2)	3,889,000	3,651,172
Magallanes, Inc., 5.05%, 3/15/42(2)	2,452,000	2,089,921
Magallanes, Inc., 5.14%, 3/15/52(2)	5,367,000	4,511,814
Netflix, Inc., 4.875%, 4/15/28	7,813,000	7,369,065
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	3,094,000	2,907,972
		20,529,944
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp., 3.55%, 7/15/27	4,990,000	4,682,746
American Tower Corp., 3.95%, 3/15/29	1,225,000	1,141,559
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,721,000	2,222,076
Corporate Office Properties LP, 2.00%, 1/15/29	4,856,000	3,918,803
EPR Properties, 4.75%, 12/15/26	3,215,000	3,023,704
EPR Properties, 4.95%, 4/15/28	7,846,000	7,224,457
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	6,550,000	6,422,242
LXP Industrial Trust, 2.375%, 10/1/31	3,870,000	2,996,239
National Retail Properties, Inc., 4.80%, 10/15/48	4,265,000	3,945,994
Office Properties Income Trust, 2.40%, 2/1/27	4,891,000	4,000,523
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	3,693,000	2,861,387
Rexford Industrial Realty LP, 2.15%, 9/1/31	7,222,000	5,685,294
SBA Tower Trust, 3.45%, 3/15/48(2)	10,000,000	9,919,955
STORE Capital Corp., 4.625%, 3/15/29	2,749,000	2,685,310
STORE Capital Corp., 2.70%, 12/1/31	8,980,000	7,201,510
Tanger Properties LP, 2.75%, 9/1/31	11,322,000	8,878,830
		76,810,629
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	8,069,000	8,611,655
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(2)	7,952,000	6,219,079
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,205,000	5,679,293
Mondelez International, Inc., 2.75%, 4/13/30	3,479,000	3,058,795
		14,957,167
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	8,381,000	6,195,529
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 1.92%, 2/1/27	8,287,000	7,428,032
Baxter International, Inc., 2.54%, 2/1/32	11,395,000	9,630,381
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	14,190,000	13,370,283
		30,428,696
Health Care Providers and Services — 1.2%
Centene Corp., 2.45%, 7/15/28	9,250,000	7,739,799
Centene Corp., 4.625%, 12/15/29	4,011,000	3,752,030
Centene Corp., 3.375%, 2/15/30	6,630,000	5,641,566
CVS Health Corp., 1.75%, 8/21/30	5,030,000	4,033,125
CVS Health Corp., 4.78%, 3/25/38	2,878,000	2,728,841
CVS Health Corp., 5.05%, 3/25/48	3,320,000	3,182,846
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,460,961
HCA, Inc., 2.375%, 7/15/31	3,790,000	2,959,225
HCA, Inc., 3.50%, 7/15/51	5,510,000	3,773,588
Humana, Inc., 2.15%, 2/3/32	18,866,000	15,293,335
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	3,110,927
Roche Holdings, Inc., 2.61%, 12/13/51(2)	6,740,000	4,903,534
Universal Health Services, Inc., 1.65%, 9/1/26(2)	7,147,000	6,203,649

Universal Health Services, Inc., 2.65%, 10/15/30(2)	6,358,000	5,091,230
		70,874,656
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	6,176,000	5,334,745
Household Durables — 0.2%
D.R. Horton, Inc., 2.50%, 10/15/24	5,488,000	5,252,817
Safehold Operating Partnership LP, 2.85%, 1/15/32	7,463,000	6,003,784
		11,256,601
Household Products — 0.2%
Clorox Co., 4.60%, 5/1/32	11,156,000	11,220,984
Insurance — 0.9%
Alleghany Corp., 3.25%, 8/15/51	3,645,000	2,656,003
American International Group, Inc., 6.25%, 5/1/36	4,720,000	5,312,286
Athene Global Funding, 3.21%, 3/8/27(2)	1,770,000	1,611,175
Athene Global Funding, 1.99%, 8/19/28(2)	5,383,000	4,474,501
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	3,790,000	3,274,483
GA Global Funding Trust, 2.90%, 1/6/32(2)	2,500,000	2,080,149
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	4,043,000	3,220,480
Guardian Life Global Funding, 1.625%, 9/16/28(2)	7,882,000	6,569,143
Hill City Funding Trust, 4.05%, 8/15/41(2)	6,648,000	4,902,968
Prudential Financial, Inc., VRN, 5.125%, 3/1/52	4,843,000	4,481,107
RGA Global Funding, 2.70%, 1/18/29(2)	6,890,000	6,101,775
Sammons Financial Group, Inc., 4.75%, 4/8/32(2)	2,689,000	2,450,694
SBL Holdings, Inc., 5.125%, 11/13/26(2)	5,399,000	5,246,141
		52,380,905
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.875%, 5/12/41	4,535,000	3,635,597
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30	6,280,000	5,325,122
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	5,175,000	3,735,345
Illumina, Inc., 2.55%, 3/23/31	9,210,000	7,498,669
		11,234,014
Machinery†
John Deere Capital Corp., 3.90%, 6/7/32	2,325,000	2,300,523
Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	4,010,000	3,327,108
Comcast Corp., 3.75%, 4/1/40	6,957,000	6,109,319
Comcast Corp., 2.65%, 8/15/62	3,691,000	2,387,835
Discovery Communications LLC, 4.65%, 5/15/50	4,210,000	3,318,766
Paramount Global, 4.95%, 1/15/31	3,030,000	2,887,878
Paramount Global, 4.375%, 3/15/43	3,985,000	3,088,806
Time Warner Cable LLC, 4.50%, 9/15/42	10,280,000	8,041,788
Walt Disney Co., 3.50%, 5/13/40	4,930,000	4,210,251
		33,371,751
Metals and Mining — 0.5%
Glencore Funding LLC, 2.625%, 9/23/31(2)	7,530,000	6,076,144
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	11,747,000	9,138,461
Nucor Corp., 3.125%, 4/1/32	3,181,000	2,768,989
South32 Treasury Ltd., 4.35%, 4/14/32(2)	5,400,000	5,050,674
Teck Resources Ltd., 6.25%, 7/15/41	4,320,000	4,502,104
		27,536,372
Multi-Utilities — 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	4,670,000	4,161,315
Ameren Corp., 3.50%, 1/15/31	7,733,000	7,092,123

CenterPoint Energy, Inc., 2.65%, 6/1/31	4,853,000	4,139,139
Dominion Energy, Inc., 4.90%, 8/1/41	4,957,000	4,768,136
Sempra Energy, 3.25%, 6/15/27	4,523,000	4,294,068
WEC Energy Group, Inc., 1.375%, 10/15/27	7,970,000	6,913,675
		31,368,456
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	7,835,000	6,464,891
Oil, Gas and Consumable Fuels — 1.8%
Aker BP ASA, 3.75%, 1/15/30(2)	7,621,000	6,834,755
Aker BP ASA, 4.00%, 1/15/31(2)	1,868,000	1,680,036
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,280,000	3,342,335
Cenovus Energy, Inc., 2.65%, 1/15/32	4,780,000	3,959,298
Continental Resources, Inc., 2.27%, 11/15/26(2)	4,850,000	4,308,962
Continental Resources, Inc., 2.875%, 4/1/32(2)	3,377,000	2,643,887
Enbridge, Inc., 3.40%, 8/1/51	1,980,000	1,492,527
Energy Transfer LP, 4.25%, 3/15/23	6,430,000	6,428,472
Energy Transfer LP, 3.75%, 5/15/30	6,980,000	6,297,425
Energy Transfer LP, 4.90%, 3/15/35	6,327,000	5,683,830
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,222,000	6,593,772
Enterprise Products Operating LLC, 3.30%, 2/15/53	3,659,000	2,667,282
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,973,279
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	11,791,320	9,648,003
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,328,000	4,473,495
MPLX LP, 2.65%, 8/15/30	5,080,000	4,245,420
Petroleos Mexicanos, 3.50%, 1/30/23	3,434,000	3,385,254
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,763,685
Petroleos Mexicanos, 6.50%, 3/13/27	2,099,000	1,826,298
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	719,334
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	13,125,000	11,561,458
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	10,730,000	10,956,590
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	3,000,000	2,774,505
		105,259,902
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	7,095,000	6,493,045
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(2)	2,795,000	2,400,158
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	6,671,000	6,117,393
Bristol-Myers Squibb Co., 2.55%, 11/13/50	5,441,000	3,859,781
Merck & Co., Inc., 1.70%, 6/10/27	5,238,000	4,762,309
Royalty Pharma PLC, 2.20%, 9/2/30	3,978,000	3,212,967
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	13,870,000	13,092,404
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,382,194
		32,427,048
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	5,160,000	4,048,629
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)	3,222,000	2,744,227
		6,792,856
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,073,000	2,799,411
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,630,148
DAE Funding LLC, 1.55%, 8/1/24(2)	5,051,000	4,734,868
DAE Funding LLC, 3.375%, 3/20/28(2)	7,137,000	6,287,925
Norfolk Southern Corp., 4.55%, 6/1/53	3,263,000	3,091,855

Union Pacific Corp., 3.55%, 8/15/39	7,826,000	6,782,414
		26,326,621
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc., 4.00%, 4/15/29(2)	4,287,000	3,976,428
Broadcom, Inc., 4.93%, 5/15/37(2)	4,697,000	4,217,644
Intel Corp., 2.80%, 8/12/41	9,060,000	6,927,655
Intel Corp., 3.20%, 8/12/61	6,833,000	5,008,582
KLA Corp., 4.65%, 7/15/32	2,390,000	2,439,802
Microchip Technology, Inc., 4.25%, 9/1/25	11,846,000	11,550,352
Qorvo, Inc., 4.375%, 10/15/29	6,310,000	5,558,227
Qorvo, Inc., 3.375%, 4/1/31(2)	2,277,000	1,794,811
		41,473,501
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	5,930,000	4,440,838
Specialty Retail — 0.7%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	7,897,000	6,248,155
Home Depot, Inc., 3.90%, 6/15/47	15,035,000	13,474,127
Lowe's Cos., Inc., 2.625%, 4/1/31	11,420,000	9,787,032
Lowe's Cos., Inc., 4.25%, 4/1/52	11,005,000	9,555,064
O'Reilly Automotive, Inc., 4.70%, 6/15/32	4,287,000	4,274,287
		43,338,665
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 1.70%, 8/5/31	12,885,000	10,830,131
Dell International LLC / EMC Corp., 8.10%, 7/15/36	3,805,000	4,447,954
		15,278,085
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	6,238,000	6,029,447
BOC Aviation Ltd., 1.75%, 1/21/26	4,700,000	4,317,876
		10,347,323
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 6/1/32	7,940,000	7,903,291
Essential Utilities, Inc., 2.70%, 4/15/30	6,137,000	5,346,172
		13,249,463
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 4.75%, 2/1/28	13,224,000	12,844,471
T-Mobile USA, Inc., 2.55%, 2/15/31	4,290,000	3,614,315
Vodafone Group PLC, VRN, 4.125%, 6/4/81	7,625,000	5,725,244
		22,184,030
TOTAL CORPORATE BONDS (Cost $1,808,537,215)		1,573,789,522
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 4.62%, (1-year H15T1Y plus 2.25%), 9/1/35	216,460	223,567
FHLMC, VRN, 2.69%, (12-month LIBOR plus 1.87%), 7/1/36	624,928	641,959
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	536,337	555,689
FHLMC, VRN, 2.50%, (1-year H15T1Y plus 2.26%), 4/1/37	482,270	497,673
FHLMC, VRN, 2.31%, (12-month LIBOR plus 1.86%), 7/1/41	331,165	341,793
FHLMC, VRN, 2.07%, (12-month LIBOR plus 1.65%), 12/1/42	214,550	216,637
FHLMC, VRN, 2.90%, (12-month LIBOR plus 1.63%), 1/1/44	871,402	871,114
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.60%), 6/1/45	504,291	516,482
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.63%), 8/1/46	767,382	781,061
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	539,151	541,279
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	701,135	720,544
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	408,828	420,118
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	244,492	251,308

FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	73,340	75,403
FNMA, VRN, 2.08%, (6-month LIBOR plus 1.54%), 9/1/35	419,365	430,088
FNMA, VRN, 2.29%, (1 year H15T1Y plus 2.16%), 3/1/38	568,262	588,131
FNMA, VRN, 2.68%, (12-month LIBOR plus 1.61%), 4/1/46	1,026,635	1,048,942
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,186,244	1,177,238
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	764,206	757,124
FNMA, VRN, 2.84%, (12-month LIBOR plus 1.62%), 5/1/47	967,260	970,921
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	250,213	248,774
		11,875,845
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.6%
FHLMC, 6.00%, 9/1/35	1,240,275	1,361,159
FHLMC, 6.00%, 2/1/38	710,436	779,705
FHLMC, 2.50%, 3/1/42	26,058,588	23,991,298
FHLMC, 2.50%, 10/1/50	26,592,025	23,994,077
FHLMC, 2.50%, 5/1/51	9,674,443	8,752,608
FHLMC, 3.00%, 7/1/51	19,961,761	18,747,476
FHLMC, 3.00%, 7/1/51	14,147,228	13,213,809
FHLMC, 2.00%, 8/1/51	29,922,840	26,061,791
FHLMC, 2.50%, 8/1/51	28,177,880	25,396,816
FHLMC, 2.50%, 10/1/51	17,540,970	15,899,938
FHLMC, 3.00%, 12/1/51	20,200,769	18,858,424
FHLMC, 3.50%, 5/1/52	17,507,478	16,889,435
FHLMC, 4.00%, 5/1/52	21,817,352	21,662,442
FHLMC, 4.00%, 5/1/52	25,601,448	25,331,181
FHLMC, 4.00%, 6/1/52	15,130,748	14,947,581
FNMA, 6.00%, 12/1/33	474,435	517,745
FNMA, 3.50%, 3/1/34	2,231,059	2,227,377
FNMA, 2.00%, 6/1/36	56,843,209	53,138,414
FNMA, 6.00%, 9/1/37	842,229	923,007
FNMA, 6.00%, 11/1/37	932,100	1,021,789
FNMA, 4.50%, 4/1/39	959,895	991,377
FNMA, 4.50%, 5/1/39	2,689,730	2,777,996
FNMA, 6.50%, 5/1/39	509,601	552,173
FNMA, 4.50%, 9/1/39	864,875	890,889
FNMA, 4.50%, 10/1/39	4,824,160	4,982,493
FNMA, 4.50%, 11/1/40	607,517	625,560
FNMA, 3.50%, 12/1/40	98,181	96,642
FNMA, 4.00%, 8/1/41	4,085,623	4,134,818
FNMA, 4.50%, 9/1/41	505,607	520,727
FNMA, 3.50%, 10/1/41	3,659,931	3,599,909
FNMA, 3.50%, 12/1/41	2,941,682	2,892,279
FNMA, 4.00%, 12/1/41	1,674,466	1,694,585
FNMA, 3.50%, 2/1/42	4,251,901	4,180,511
FNMA, 2.50%, 3/1/42	24,226,967	22,304,998
FNMA, 3.50%, 5/1/42	835,011	820,952
FNMA, 2.50%, 6/1/42	20,389,220	18,683,447
FNMA, 3.50%, 6/1/42	10,977,044	10,790,446
FNMA, 3.50%, 8/1/42	7,364,442	7,239,230
FNMA, 3.50%, 9/1/42	1,167,107	1,147,317
FNMA, 4.00%, 11/1/45	1,328,406	1,338,562
FNMA, 4.00%, 11/1/45	1,433,500	1,441,643
FNMA, 4.00%, 2/1/46	2,248,309	2,264,589
FNMA, 4.00%, 4/1/46	3,823,809	3,850,686
FNMA, 3.00%, 5/1/50	4,076,691	3,872,198
FNMA, 3.00%, 6/1/51	2,042,880	1,934,030

FNMA, 2.50%, 12/1/51	4,260,324	3,839,830
FNMA, 2.50%, 12/1/51	26,646,637	24,023,191
FNMA, 2.50%, 1/1/52	7,418,319	6,686,144
FNMA, 3.00%, 2/1/52	20,155,735	18,877,860
FNMA, 3.00%, 2/1/52	36,096,545	33,720,588
FNMA, 2.00%, 3/1/52	53,143,158	46,199,806
FNMA, 2.50%, 3/1/52	33,128,992	29,920,042
FNMA, 3.50%, 4/1/52	9,464,921	9,122,539
FNMA, 4.00%, 4/1/52	12,504,311	12,425,442
FNMA, 3.50%, 5/1/52	29,459,747	28,630,949
FNMA, 4.00%, 5/1/52	23,183,881	22,903,473
FNMA, 4.00%, 5/1/52	37,092,366	36,725,723
FNMA, 4.00%, 6/1/52	37,582,835	37,127,864
FNMA, 4.00%, 6/1/57	2,908,173	2,925,232
FNMA, 4.00%, 11/1/59	2,909,892	2,915,979
GNMA, 4.00%, TBA	31,688,000	31,558,649
GNMA, 4.50%, TBA	46,866,000	47,568,990
GNMA, 7.00%, 4/20/26	626	650
GNMA, 7.50%, 8/15/26	1,420	1,485
GNMA, 8.00%, 8/15/26	508	530
GNMA, 8.00%, 6/15/27	2,201	2,207
GNMA, 7.00%, 2/15/28	114	114
GNMA, 6.50%, 3/15/28	2,987	3,137
GNMA, 6.50%, 5/15/28	7,717	8,109
GNMA, 7.00%, 5/15/31	9,219	9,950
GNMA, 6.00%, 7/15/33	306,397	336,751
GNMA, 4.50%, 8/15/33	659,168	682,382
GNMA, 6.00%, 9/20/38	239,334	261,021
GNMA, 5.50%, 11/15/38	356,287	380,519
GNMA, 5.50%, 11/15/38	124,190	130,055
GNMA, 5.50%, 1/15/39	414,716	454,158
GNMA, 6.00%, 1/20/39	87,998	96,340
GNMA, 6.00%, 2/20/39	87,686	96,020
GNMA, 4.50%, 4/15/39	503,058	523,046
GNMA, 4.50%, 6/15/39	721,863	755,703
GNMA, 5.00%, 9/15/39	22,246	23,521
GNMA, 5.50%, 9/15/39	31,909	34,738
GNMA, 5.00%, 10/15/39	340,237	359,665
GNMA, 4.50%, 1/15/40	605,781	630,970
GNMA, 4.00%, 7/15/40	527,880	535,940
GNMA, 4.00%, 11/20/40	850,404	865,094
GNMA, 4.00%, 12/15/40	343,311	348,525
GNMA, 4.50%, 12/15/40	1,488,201	1,557,801
GNMA, 4.50%, 6/15/41	274,494	289,800
GNMA, 3.50%, 4/20/42	1,927,563	1,914,272
GNMA, 3.50%, 6/20/42	6,243,753	6,200,683
GNMA, 3.50%, 3/20/43	272,865	269,994
GNMA, 3.50%, 4/20/43	1,684,476	1,672,865
GNMA, 3.50%, 3/15/46	1,136,562	1,135,889
GNMA, 2.50%, 11/20/50	36,822,879	33,184,830
GNMA, 3.50%, 2/20/51	2,659,051	2,601,920
GNMA, 3.50%, 6/20/51	18,805,727	18,309,602
GNMA, 2.50%, 9/20/51	22,658,131	20,823,280
GNMA, 4.00%, 5/20/52	16,567,324	16,529,851
GNMA, 4.50%, 5/20/52	26,940,264	27,431,800

UMBS, 3.00%, TBA	57,377,000	55,985,358
UMBS, 4.50%, TBA	84,482,000	84,828,508
		1,091,793,513
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,130,228,755)		1,103,669,358
ASSET-BACKED SECURITIES — 6.7%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(2)	25,031,752	21,412,098
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	10,582,000	9,048,148
American Tower Trust, Series 2013, Class 2A SEQ, 3.07%, 3/15/48(2)	6,702,000	6,674,427
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(2)	13,577,850	13,219,495
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(2)	13,712,490	12,845,747
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	13,041,730	11,179,192
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(2)	10,787,774	9,697,557
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(2)	3,326,347	2,966,216
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(2)	25,161,557	22,693,405
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(2)	31,475,000	28,650,739
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(2)	15,027,912	14,160,021
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(2)	4,000,000	3,719,714
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	10,700,000	9,781,595
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	15,900,000	14,047,563
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	18,100,000	15,766,962
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(2)	29,340,000	26,889,218
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	6,508,141	5,813,871
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	8,723,805	8,237,500
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	10,472,124	9,506,258
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	7,974,409	7,229,824
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(2)	18,971,566	17,308,517
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(2)	22,592,873	19,655,447
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(2)	19,250,223	17,180,943
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(2)	26,475,000	23,141,287
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	31,825,000	27,627,228
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(2)	3,000,000	2,773,393
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	9,500,000	8,465,524
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	7,800,000	6,653,221
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	5,018,588	4,667,254
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(2)	10,453,125	9,038,697
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	3,349,527	3,281,846
TOTAL ASSET-BACKED SECURITIES (Cost $436,392,514)		393,332,907
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
Private Sponsor Collateralized Mortgage Obligations — 5.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.87%, 3/25/35	1,580,968	1,574,127
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	336,373	322,324
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	978,501	955,088
Bellemeade Re Ltd., Series 2019-1A, Class M1B, VRN, 3.37%, (1-month LIBOR plus 1.75%), 3/25/29(2)	754,505	752,235
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 4.12%, (1-month LIBOR plus 2.50%), 7/25/29(2)	11,080,000	10,806,195
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 3.57%, (1-month LIBOR plus 1.95%), 7/25/29(2)	6,020,000	5,911,964
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 5.62%, (1-month LIBOR plus 4.00%), 8/26/30(2)	3,636,922	3,641,367
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 2.13%, (30-day average SOFR plus 1.20%), 2/25/50(2)	6,068,470	5,774,754
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(2)	12,167,644	11,510,228
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.33%, 8/25/34	3,253,118	3,200,261
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	17,072	15,859
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	1,930,784	1,846,421
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(2)	3,932,862	3,740,281
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	7,080,466	6,671,261

Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3 SEQ, VRN, 4.00%, 2/25/67(2)	9,275,000	8,678,063
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	4,955,903	4,503,039
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 3.63%, (30-day average SOFR plus 2.70%), 10/25/33(2)	8,600,000	8,588,527
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	9,794,493	8,705,487
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.57%, 10/25/34	1,651,791	1,654,226
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(2)	20,263,535	19,498,493
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(2)	3,559,295	3,272,095
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	1,060,022	1,005,346
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	489,565	450,392
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	1,038,766	1,023,958
Home RE Ltd., Series 2020-1, Class M1B, VRN, 4.87%, (1-month LIBOR plus 3.25%), 10/25/30(2)	1,497,025	1,496,821
Home RE Ltd., Series 2021-1, Class M1B, VRN, 3.17%, (1-month LIBOR plus 1.55%), 7/25/33(2)	6,250,000	6,179,834
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.78%, (30-day average SOFR plus 2.85%), 10/25/34(2)	6,625,000	6,592,418
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(2)	8,586,660	7,382,181
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.46%, 1/25/47(2)	159,727	149,704
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	2,415,628	2,283,523
JP Morgan Mortgage Trust, Series 2020-3, Class B1A, VRN, 3.00%, 8/25/50(2)	9,910,820	9,142,657
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(2)	16,250,499	14,855,371
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(2)	18,046,625	15,502,695
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(2)	6,195,033	5,538,700
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3 SEQ, VRN, 3.52%, 7/25/52(2)	9,693,819	8,442,498
JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, VRN, 2.73%, (30-day average SOFR plus 1.80%), 3/25/51(2)	2,792,434	2,607,411
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 11/21/34	808,331	773,064
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.72%, 11/25/35	1,309,194	1,251,330
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	757,323	726,181
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	827,175	794,354
MFA Trust, Series 2021-INV1, Class A3 SEQ, VRN, 1.26%, 1/25/56(2)	1,435,605	1,351,007
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(2)	12,714,706	11,572,202
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(2)	2,734,568	2,546,534
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	1,953,263	1,824,503
MFA Trust, Series 2022-INV1, Class A1 SEQ, 3.91%, 4/25/66(2)	7,866,363	7,564,928
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 2.37%, (1-month LIBOR plus 0.75%), 5/25/55(2)	9,000,000	8,912,096
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(2)	16,001,103	14,523,784
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	14,941,023	12,555,163
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	6,002,668	5,493,309
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 2.63%, (30-day average SOFR plus 1.70%), 12/27/33(2)	10,000,000	9,781,925
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	6,101,860	5,578,007
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	1,067,054	1,023,232
Starwood Mortgage Residential Trust, Series 2020-2, Class A2 SEQ, VRN, 3.97%, 4/25/60(2)	1,560,376	1,563,067
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	7,888,000	7,879,898
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 7/25/34	885,458	870,420
Verus Securitization Trust, Series 2021-7, Class A1, VRN, 1.83%, 10/25/66(2)	198,046	178,807
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	3,246,759	3,148,242
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	3,830,964	3,706,650
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	205,648	206,170
		298,100,677
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2014-DN3, Class M3, VRN, 5.62%, (1-month LIBOR plus 4.00%), 8/25/24	1,782,178	1,796,609
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.87%, (1-month LIBOR plus 3.25%), 5/25/25	735,686	738,816
FHLMC, Series 2020-DNA5, Class M2, VRN, 3.73%, (30-day average SOFR plus 2.80%), 10/25/50(2)	3,669,509	3,676,813
FHLMC, Series 2020-HQA3, Class M2, VRN, 5.22%, (1-month LIBOR plus 3.60%), 7/25/50(2)	63,405	63,375
FHLMC, Series 2021-DNA6, Class M2, VRN, 2.43%, (30-day average SOFR plus 1.50%), 10/25/41(2)	28,005,000	25,628,146
FHLMC, Series 3397, Class GF, VRN, 1.82%, (1-month LIBOR plus 0.50%), 12/15/37	1,100,490	1,101,319
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	13,922,070	2,594,284

FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	6,316,099	1,248,336
FNMA, Series 2013-C01, Class M2, VRN, 6.87%, (1-month LIBOR plus 5.25%), 10/25/23	6,176,817	6,351,082
FNMA, Series 2014-C01, Class M2, VRN, 6.02%, (1-month LIBOR plus 4.40%), 1/25/24	5,461,389	5,588,395
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24	1,894,617	1,895,642
FNMA, Series 2014-C04, Class 1M2, VRN, 6.52%, (1-month LIBOR plus 4.90%), 11/25/24	3,218,420	3,312,107
FNMA, Series 2015-C04, Class 1M2, VRN, 7.32%, (1-month LIBOR plus 5.70%), 4/25/28	7,353,340	7,686,547
FNMA, Series 2015-C04, Class 2M2, VRN, 7.17%, (1-month LIBOR plus 5.55%), 4/25/28	11,535,240	11,922,752
FNMA, Series 2016-C01, Class 1M2, VRN, 8.37%, (1-month LIBOR plus 6.75%), 8/25/28	108,757	114,330
FNMA, Series 2017-C03, Class 1M2C, VRN, 4.62%, (1-month LIBOR plus 3.00%), 10/25/29	1,790,000	1,813,167
GNMA, Series 2007-5, Class FA, VRN, 1.74%, (1-month LIBOR plus 0.14%), 2/20/37	852,264	849,957
		76,381,677
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $397,242,396)		374,482,354
COLLATERALIZED LOAN OBLIGATIONS — 5.4%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 3.125%, (3-month LIBOR plus 1.90%), 10/27/33(2)	9,900,000	9,220,444
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/22/32(2)	12,275,000	11,718,108
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 2.59%, (1-month SOFR plus 1.31%), 9/15/34(2)	13,500,500	13,219,285
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 2.79%, (3-month LIBOR plus 1.65%), 4/22/31(2)	9,250,000	8,831,401
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 2.84%, (3-month LIBOR plus 1.80%), 1/15/29(2)	8,900,000	8,512,547
BDS Ltd., Series 2021-FL7, Class C, VRN, 3.31%, (1-month LIBOR plus 1.70%), 6/16/36(2)	19,000,000	17,770,844
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.08%, (3-month LIBOR plus 1.02%), 4/20/31(2)	9,375,000	9,189,143
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 7/15/30(2)	5,725,000	5,528,205
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 3.61%, (3-month LIBOR plus 2.20%), 8/14/30(2)	8,150,000	7,859,213
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/32(2)	8,750,000	8,352,388
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 2.66%, (3-month LIBOR plus 1.60%), 10/20/32(2)	7,650,000	7,274,344
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 2.60%, (3-month LIBOR plus 1.56%), 7/23/33(2)	13,925,000	13,580,910
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.40%), 11/22/33(2)	9,183,588	9,141,359
KKR CLO Ltd., Series 2018, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 7/18/30(2)	9,725,000	9,408,562
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.21%, (3-month LIBOR plus 1.15%), 7/20/31(2)	8,425,000	8,269,088
KKR CLO Ltd., Series 2030A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 10/17/31(2)	12,225,000	11,721,977
KREF Ltd., Series 2021-FL2, Class B, VRN, 3.17%, (1-month LIBOR plus 1.65%), 2/15/39(2)	12,900,000	12,323,305
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.30%, (3-month LIBOR plus 1.26%), 1/15/33(2)	7,275,000	7,113,246
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 2.69%, (3-month LIBOR plus 1.65%), 7/15/33(2)	16,550,000	15,874,417
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 3.06%, (1-month LIBOR plus 1.45%), 10/16/36(2)	17,817,000	16,912,650
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 2.54%, (3-month LIBOR plus 1.50%), 7/19/30(2)	13,825,000	13,158,332
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(2)	9,325,000	9,077,866
Parallel Ltd., Series 2019-1A, Class BR, VRN, 2.86%, (3-month LIBOR plus 1.80%), 7/20/32(2)	13,875,000	13,383,947
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 3.16%, (3-month LIBOR plus 2.10%), 10/20/31(2)	13,475,000	12,732,495
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 2.76%, (3-month LIBOR plus 1.70%), 1/20/32(2)	12,250,000	11,545,021
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 2.83%, (3-month LIBOR plus 1.65%), 4/25/31(2)	12,125,000	11,567,988
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 2.61%, (3-month LIBOR plus 1.57%), 10/18/30(2)	18,450,000	17,565,424
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 2.69%, (3-month LIBOR plus 1.65%), 4/15/31(2)	7,900,000	7,514,455
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.14%, (3-month SOFR plus 2.35%), 4/15/34(2)	8,400,000	8,400,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $329,597,072)		316,766,964
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BDS Ltd., Series 2021-FL8, Class C, VRN, 3.16%, (1-month LIBOR plus 1.55%), 1/18/36(2)	5,768,000	5,431,751
BDS Ltd., Series 2021-FL8, Class D, VRN, 3.51%, (1-month LIBOR plus 1.90%), 1/18/36(2)	7,200,000	6,492,004
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	16,025,000	13,482,597
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	18,200,000	14,774,045
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 3.72%, (1-month LIBOR plus 2.40%), 9/15/36(2)	21,200,000	19,798,644
BXMT Ltd., Series 2020-FL2, Class C, VRN, 3.24%, (1-month SOFR plus 1.76%), 2/15/38(2)	11,971,000	11,432,917

ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 3.44%, (1-month LIBOR plus 2.12%), 11/15/38(2)	24,790,000	23,505,677
MHP, Series 2022-MHIL, Class D, VRN, 2.89%, (1-month SOFR plus 1.61%), 1/15/27(2)	7,388,000	6,993,323
OPG Trust, Series 2021-PORT, Class E, VRN, 2.85%, (1-month LIBOR plus 1.53%), 10/15/36(2)	23,735,000	21,727,325
PFP Ltd., Series 2021-8, Class C, VRN, 3.31%, (1-month LIBOR plus 1.80%), 8/9/37(2)	13,851,000	13,365,955
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $150,832,778)		137,004,238
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,244,000	3,985,976
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	2,559,254
California State University Rev., 2.98%, 11/1/51	4,000,000	3,161,899
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,512,187
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	5,309,260
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	9,304,414
Houston GO, 3.96%, 3/1/47	2,500,000	2,345,087
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	3,314,121
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,510,000	1,734,499
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,503,582
Metropolitan Government of Nashville & Davidson County GO, 5.71%, 7/1/34	375,000	418,069
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,465,000	2,918,219
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,405,000	1,703,494
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,876,355
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	109,655
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	3,236,000	4,303,388
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,254,545
New York City GO, 5.97%, 3/1/36	500,000	582,381
New York City GO, 6.27%, 12/1/37	335,000	400,623
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	1,425,000	1,730,443
New York State Dormitory Authority Rev. (State of New York Personal Income Tax Revenue), 3.19%, 2/15/43	500,000	411,225
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,417,403
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	580,128
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,630,000	1,843,047
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,462,023
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	3,074,079
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,070,000	3,438,265
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,360,000	1,578,957
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,352,000	1,609,351
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,675,000	1,745,801
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,970,000	2,252,348
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,190,000	2,380,237
State of California GO, 4.60%, 4/1/38	3,035,000	3,071,902
State of California GO, 7.55%, 4/1/39	3,220,000	4,377,130
State of California GO, 7.30%, 10/1/39	2,605,000	3,376,374
State of California GO, 7.60%, 11/1/40	455,000	629,716
TOTAL MUNICIPAL SECURITIES (Cost $98,673,813)		90,275,437
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA, 0.75%, 10/8/27	29,724,000	26,307,014
FNMA, 6.625%, 11/15/30	10,000,000	12,365,741
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	4,255,365
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $46,815,896)		42,928,120
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bond, 3.10%, 5/7/41	3,400,000	2,595,391
Chile Government International Bond, 3.625%, 10/30/42	1,697,000	1,364,769
		3,960,160

Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	17,767
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,525,650
Panama Government International Bond, 6.70%, 1/26/36	1,683,000	1,824,131
		3,349,781
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	4,946,000	5,137,939
Philippines — 0.1%
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,142,235
Philippine Government International Bond, 6.375%, 10/23/34	5,735,000	6,454,543
		9,596,778
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	2,175,000	2,167,381
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	230,355
		2,397,736
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	1,675,000	1,701,027
Uruguay Government International Bond, 4.125%, 11/20/45	1,239,000	1,148,060
Uruguay Government International Bond, 5.10%, 6/18/50	2,400,000	2,420,028
		5,269,115
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $34,102,722)		29,729,276
BANK LOAN OBLIGATIONS(3) — 0.3%
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	9,110,525	8,413,980
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	8,454,600	8,187,773
TOTAL BANK LOAN OBLIGATIONS (Cost $17,595,521)		16,601,753
SHORT-TERM INVESTMENTS — 1.8%
Commercial Paper(4) — 1.3%
Chesham Finance Ltd. / Chesham Finance LLC, 1.60%, 7/1/22(2)	36,000,000	35,998,451
Landesbank Baden-Wuerttemberg, 1.60%, 7/1/22(2)	40,100,000	40,098,278
		76,096,729
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $1,281,889), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $1,251,879)		1,251,829
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $7,675,530), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $7,525,301)		7,525,000
		8,776,829
Treasury Bills(4) — 0.3%
U.S. Treasury Bills, 2.90%, 6/15/23	20,000,000	19,480,862
TOTAL SHORT-TERM INVESTMENTS (Cost $104,333,940)		104,354,420
TOTAL INVESTMENT SECURITIES — 104.0% (Cost $6,609,194,939)		6,118,468,104
OTHER ASSETS AND LIABILITIES — (4.0)%		(235,861,877)
TOTAL NET ASSETS — 100.0%		$5,882,606,227

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	408	September 2022	$51,969,000	$791,736
U.S. Treasury 2-Year Notes	836	September 2022	175,573,063	47,801
U.S. Treasury 5-Year Notes	514	September 2022	57,696,500	472,423
U.S. Treasury Long Bonds	115	September 2022	15,941,875	120,963
U.S. Treasury Ultra Bonds	129	September 2022	19,910,344	314,311
			$321,090,782	$1,747,234
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	407	September 2022	$48,242,219	$(709,495)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$36,927,000	$(1,879,326)	$2,390,208	$510,882
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$86,823,000	(1,623,070)	4,139,623	2,516,553
					$(3,502,396)	$6,529,831	$3,027,435
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	4.18%	6/1/24	$25,500,000	$563	$(255,764)	$(255,201)
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	(553)	749,110	748,557
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(698)	2,828,360	2,827,662
CPURNSA	Receive	2.34%	2/5/26	$4,000,000	120	393,807	393,927
CPURNSA	Receive	2.33%	2/8/26	$21,000,000	628	2,068,647	2,069,275
CPURNSA	Receive	2.30%	2/24/26	$20,500,000	625	2,030,300	2,030,925
CPURNSA	Receive	3.43%	6/1/26	$124,000,000	1,231	(1,787,292)	(1,786,061)
					$1,916	$6,027,168	$6,029,084

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,832,650.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,554,961,967, which represented 26.4% of total net assets.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,935,533,755	—
Corporate Bonds	—	1,573,789,522	—
U.S. Government Agency Mortgage-Backed Securities	—	1,103,669,358	—
Asset-Backed Securities	—	393,332,907	—
Collateralized Mortgage Obligations	—	374,482,354	—
Collateralized Loan Obligations	—	316,766,964	—
Commercial Mortgage-Backed Securities	—	137,004,238	—
Municipal Securities	—	90,275,437	—
U.S. Government Agency Securities	—	42,928,120	—
Sovereign Governments and Agencies	—	29,729,276	—
Bank Loan Obligations	—	16,601,753	—
Short-Term Investments	—	104,354,420	—
	—	6,118,468,104	—
Other Financial Instruments
Futures Contracts	1,747,234	—	—
Swap Agreements	—	11,097,781	—
	1,747,234	11,097,781	—
Liabilities
Other Financial Instruments
Futures Contracts	709,495	—	—
Swap Agreements	—	2,041,262	—
	709,495	2,041,262	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.